Above market acquired charters	6 Months Ended
Jun. 30, 2019
Above market acquired charters [Abstract]
Above market acquired charters

7. Above market acquired charters

Above market charters acquired are amortized using the straight line method as a reduction to revenues over the remaining term of the charters. For the six-month periods ended June 30, 2019 and 2018, revenues were reduced by $7,131 for each period, as a result of the amortization of the above market acquired charters.

An analysis of above market acquired charters is as follows:

Above market acquired charters	Book value
Carrying amount as at January 1, 2019	$ 60,655
Amortization	(7,131)
Carrying amount as at June 30, 2019	$53,524

As of June 30, 2019, the remaining carrying amount of unamortized above market acquired time charters was $53,524 and will be amortized in future years as follows:

For the twelve-month periods ending June 30,	Amount
2020	$14,397
2021	$8,745
2022	$8,371
2023	$8,371
2024	$8,385
Thereafter	$5,255
Total	$53,524